DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
Schedule of the Company's results of operations related to discontinued operations

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Revenues	$—	$262,345	$189,876
Purses, awards and other	—	148,584	103,878
Operating costs	—	80,208	93,233
Property operating costs	—	933	1,770
General and administrative	—	21,759	27,853
Depreciation and amortization	—	3,445	9,526
Interest income	—	(310)	(422)
Foreign exchange gains	—	(51)	(101)
Equity loss	—	1,952	29,951
Write-down of long-lived and intangible assets	—	—	44,499

Operating income (loss)	—	5,825	(120,311)
Loss on disposal of real estate	—	—	(1,305)

Income (loss) before income taxes	—	5,825	(121,616)
Income tax recovery	—	(1,196)	(347)

Income (loss) from operations	—	7,021	(121,269)
Net gain on disposition of discontinued operations, net of income tax of $10.5 million	—	87,428	—

Income (loss) from discontinued operations, net of income tax	$—	$94,449	$(121,269)

Summary of the fair values and carrying values of the Arrangement Transferred Assets & Business

	Fair Value	Carrying Value	Gain	Fair Value Measurement(i)
	(previously in US dollars — note 1(c))
Development Properties
Current assets	$2,320	$2,320	$—	Levels 1 and 2
Land held for development	218,039	132,257	85,782	Level 3
Current liabilities	(4,250)	(4,250)	—	Level 2
Future taxes	(1,395)	(1,395)	—	Level 3
Income-Producing Property and Property in United States
Land and building	15,997	9,354	6,643	Level 3
Racing & Gaming Business
Current assets	82,650	82,650	—	Levels 1 and 2
Fixed assets	6,935	6,935	—	Level 2
Racing lands and other long-term assets	392,471	384,754	7,717	Level 3
Technology companies	45,872	40,562	5,310	Level 3
Current liabilities	(37,698)	(37,698)	—	Level 2
Future taxes	(24,414)	(24,414)	—	Level 3
Other liabilities	(4,311)	(4,311)	—	Level 2

Gain on disposition before transaction costs and income taxes	692,216	586,764	105,452
Transaction costs			(8,042)

Net gain on disposition before undernoted			97,410

Reclassification to net income of foreign currency translation gain and net unrecognized actuarial pension loss			520
Income taxes			(10,502)

Net gain on disposition of discontinued operations, net of income tax			$87,428

(i)
Refer to note 18(f) for the fair value hierarchy